Victory RS Growth Fund Expense Example - Victory RS Growth Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 681
Expense Example, with Redemption, 3 Years	917
Expense Example, with Redemption, 5 Years	1,171
Expense Example, with Redemption, 10 Years	1,898
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	997
Expense Example, with Redemption, 5 Years	1,816
Expense Example, with Redemption, 10 Years	3,351
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	518
Expense Example, with Redemption, 10 Years	$ 1,166